Note 13 - Options (Details Textual) - USD ($)															1 Months Ended			9 Months Ended		12 Months Ended
	Jun. 05, 2023	Jul. 22, 2022	Apr. 11, 2022	Apr. 02, 2022	Apr. 01, 2022	Mar. 30, 2022	Mar. 25, 2022	Dec. 08, 2021	May 25, 2021	Apr. 22, 2021	Jan. 27, 2021	Jan. 27, 2021	Jan. 04, 2021	Jan. 04, 2021	Jul. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Aug. 27, 2022	Dec. 31, 2021	Sep. 03, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)																590,991		650,708		590,991		541,187		459,524
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																				137,597		257,975
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)																				$ 2.99		$ 4.36
Share-Based Payment Arrangement, Noncash Expense																				$ 862,079		$ 1,377,379
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																		$ 995,525
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period (in shares)																				87,793		176,312
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)																		0	0
Nineteen Employees and Consultants [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 3.66
Three Employees [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)															$ 4.61
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)																590,991				590,991
Option Indexed to Issuer's Equity, Strike Price (in dollars per share)																				$ 4.53
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term (Year)																				8 years 1 month 6 days
Share-Based Payment Arrangement, Noncash Expense																				$ 782,081		$ 543,332
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																$ 1,203,511				$ 1,203,511
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)																				61,642		176,312
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price (in dollars per share)																				$ 5.87		$ 12.66
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period (in shares)																				0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)																				0		0
Share-Based Payment Arrangement, Option [Member] | Nineteen Employees and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					35,977
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)					$ 2.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			406.00%		406.00%
Call Option Value					$ 95,099
Share-Based Payment Arrangement, Noncash Expense																				$ 13,859
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																70,420				70,420
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)	10 years				10 years
Share-Based Payment Arrangement, Option [Member] | Nineteen Employees and Consultants [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	60.00%				60.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	3 years				3 years
Share-Based Payment Arrangement, Option [Member] | Nineteen Employees and Consultants [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	20.00%				20.00%
Share-Based Payment Arrangement, Option [Member] | Three Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)						19,436
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)						$ 2.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																	407.00%
Call Option Value																	$ 51,380
Share-Based Payment Arrangement, Noncash Expense																	$ 7,096
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																26,756				26,756
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)						10 years									10 years
Share-Based Payment Arrangement, Option [Member] | Three Employees [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						60.00%									60.00%
Share-Based Payment Arrangement, Option [Member] | Three Employees [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						20.00%									20.00%
Stock Option1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		137.00%
Call Option Value		$ 87,346
Share-Based Payment Arrangement, Noncash Expense																				7,753
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																79,593				79,593
Stock Option1 [Member] | Mr. Creed [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)		24,151
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)		$ 3.9
Share-Based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate		20.00%
Stock Option2 [Member]
Call Option Value			$ 71,423
Share-Based Payment Arrangement, Noncash Expense																				10,763
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																$ 60,660				60,660
Stock Option2 [Member] | Mr. Mueller [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)			24,151
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)			$ 3.1
Share-Based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate			20.00%
Stock Option4 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)				27,500
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)				$ 2.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				406.00%
Call Option Value				$ 72,692
Share-Based Payment Arrangement, Noncash Expense				$ 72,692																$ 72,692
Stock Option4 [Member] | Mr Burke [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number (in shares)																47,500
Shares Issued, Price Per Share (in dollars per share)																$ 4.87				$ 4.87
Stock Option6 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)							6,382
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)							$ 2.35
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate							406.00%
Call Option Value							$ 14,413
Share-Based Payment Arrangement, Noncash Expense							$ 2,220
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																$ 12,193				$ 12,193
Stock Option6 [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)											24,151
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)											$ 6.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate											198.00%
Call Option Value											$ 149,239
Stock Option7 [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)								$ 3
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate								199.00%
Call Option Value								$ 55,094
Share-Based Payment Arrangement, Noncash Expense																				4,636		$ 693
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																6,260				6,260
Stock Option7 [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)								18,531						75,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)														$ 3.7
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate														198.00%
Call Option Value														$ 591,178
Stock Option8 [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)																					$ 6
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																					193.00%
Call Option Value																					$ 70,693
Share-Based Payment Arrangement, Noncash Expense																				8,252		4,883
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																21,679				21,679
Stock Option8 [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																					11,918
Stock Option9 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate									191.00%
Call Option Value									$ 29,562
Share-Based Payment Arrangement, Noncash Expense																				5,912		3,564
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																20,086				20,086
Stock Option9 [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)									6,000
Stock Option10 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)										27,500
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)										$ 5.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate										193.00%
Call Option Value										$ 149,547
Share-Based Payment Arrangement, Noncash Expense																				128,733		20,814
Stock Option11 [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)										$ 5.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate										193.00%
Call Option Value										$ 108,082
Share-Based Payment Arrangement, Noncash Expense																				14,658		13,361
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																47,638				47,638
Stock Option11 [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)										19,875
Stock Option12 [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)												$ 6.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate												198.00%
Call Option Value												$ 149,239
Share-Based Payment Arrangement, Noncash Expense																				29,848		22,815
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																96,576				96,576
Stock Option12 [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)												24,151
Stock Option13 [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)													$ 3.7
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate													198.00%
Call Option Value													$ 591,178
Share-Based Payment Arrangement, Noncash Expense																				197,060		$ 194,900
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																$ 199,218				$ 199,218
Stock Option13 [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)													75,000
The 2020 Equity Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)																							814,150